Intangible Assets Including Goodwill - Intangible Assets by Class (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible asset balances by major asset class
Gross Carrying Amount	$ 19,287	$ 6,489
Accumulated Amortization	(4,052)	(3,402)
Net Carrying Amount	15,235	3,087
Amount of foreign currency translation decrease	(42)	0
Capitalized software
Intangible asset balances by major asset class
Gross Carrying Amount	1,749	1,568
Accumulated Amortization	(743)	(629)
Net Carrying Amount	1,006	939
Client relationships
Intangible asset balances by major asset class
Gross Carrying Amount	8,921	2,068
Accumulated Amortization	(1,433)	(1,123)
Net Carrying Amount	7,488	945
Completed technology
Intangible asset balances by major asset class
Gross Carrying Amount	6,261	2,156
Accumulated Amortization	(1,400)	(1,296)
Net Carrying Amount	4,861	860
Patents/trademarks
Intangible asset balances by major asset class
Gross Carrying Amount	2,301	641
Accumulated Amortization	(445)	(330)
Net Carrying Amount	1,856	311
Other intangible assets
Intangible asset balances by major asset class
Gross Carrying Amount	56	56
Accumulated Amortization	(31)	(23)
Net Carrying Amount	$ 24	$ 32